Segment Information (Details) - Schedule of Profitability Information for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment:
Interest income from bank deposits	$ 669	$ 282	$ 245
Interest expenses
Injection Molded Plastic Parts [Member]
Segment:
Interest income from bank deposits	423	255	221
Interest expenses
Electronic Products [Member]
Segment:
Interest income from bank deposits	246	27	24
Interest expenses